OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

September 16, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Global High Yield Fund
     Initial Registration Statement on Form N-1A

File No. 811-22609  Reg. No. 333-________

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Global High Yield Fund ( the “Fund”), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising the Fund's initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the Fund who are not “interested persons” of the Fund, as defined in the Investment Company Act, have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC-13768 (February 15, 1984), the Fund requests selective review of its Registration Statement. The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

This filing incorporates comments received from Securities and Exchange Commission ("Commission") staff on recent Oppenheimer funds' N-1A filings, including Oppenheimer Corporate Bond Fund (File No. 811-22314), and concerning Oppenheimer funds' compliance with Release 33-8998 and related amendments to Form N-1A.

The Fund is similar to Oppenheimer Corporate Bond Fund (Reg. Nos. 333-160733 and 811-22314) (“Corporate Bond Fund”). For purposes of this selective review, set forth below is a description of: (1) any material changes from the disclosure used to describe Corporate Bond Fund; (2) any problem areas that in the Registrant’s view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Except as set forth below, the Registration Statement contains disclosure that is substantially similar in material respects to the disclosure used to describe Corporate Bond Fund. Disclosure substantially similar to that used to describe the Fund was most recently reviewed by the Commission staff in connection with Pre-Effective Amendment No. 2 to the registration statement of Corporate Bond Fund on Form N-1A, filed with the Commission on July 27, 2010. Differences between the Fund and Corporate Bond Fund include the following:

•	Principal Investment Strategies

The Fund will invest mainly in below investment grade, high-yield securities. Corporate Bond Fund invests mainly in investment-grade securities. The Fund will invest in issuers located throughout the world, including in developing or emerging market countries. Corporate Bond Fund mainly invests in U.S. issuers. The Fund may also invest directly in Senior Loans and may invest in sovereign debt to a greater extent.

•	Credit Quality

Whereas Corporate Bond does can only invest up to 20% of its assets in below investment grade securities, the Fund will invest at least 80% in below investment grade securities or unrated securities of comparable quality.

•	Principal Risks

Credit risk will be higher than that of Corporate Bond due to the below investment grade quality of 80% of the Fund's securities.

The Fund will invest more of its assets in securities of foreign issuers, so its risks of foreign investing will generally be greater than those risks for Corporate Bond Fund.

•	Classes of Shares

The Fund only offers Class A, Class C and Class Y shares; it does not offer Class N shares.

An audited Statement Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date in or about November 17, 2011.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

We request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089

nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Nancy S. Vann
Nancy S. Vann

Vice President & Associate Counsel

Enclosures

cc:     Valerie Lithotomos, Esq., SEC

          Lori E. Bostrom, Esq.

          Gloria J. LaFond

          K&L Gates LLP